Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Investments in Real Estate Useful Lives	Our investments in real estate are stated at cost and are generally depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Description	Depreciable Life
Building	30 - 40 years
Building and land improvements	1 - 10 years
Furniture, fixtures and equipment	1 - 7 years
Lease intangibles and leasehold improvements	Over lease term
Investments in real estate, net consist of:

$ in thousands	September 30, 2021	December 31, 2020
Building and improvements	$229,793	$44,317
Land and land improvements	45,350	16,483
Furniture, fixtures and equipment	3,294	—

Total	278,437	60,800
Accumulated depreciation	(2,241)	(27)

Investments in real estate, net	$276,196	$60,773

Schedule of Fair Value, Assets Measured on Recurring Basis
The following table details our assets measured at fair value on a recurring basis:

$ in thousands	September 30, 2021				December 31, 2020
Assets:	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investments in real estate-related securities	$509	$4,006	$—	$4,515	$11	$866	$—	$877

Total	$509	$4,006	$—	$4,515	$11	$866	$—	$877